Accounts Receivable - net (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable - net
Schedule of accounts receivable - net
	December 31,	December 31,
	2014	2013
Trade receivables (note 9)	$42,423	$33,743
Allowance for doubtful accounts	(2,571)	(2,429)
	39,852	31,314
Other receivables	905	613
Total	$40,757	$31,927

Schedule of maximum exposure to credit risk at the balance sheet date relating to trade receivables

	December 31,	December 31,
	2014	2013
Aging within one year, net of allowance for doubtful accounts	$35,130	$29,565

Aging greater than one year, net of allowance for doubtful accounts	4,722	1,749
Total	$39,852	$31,314